DEBT (Narrative) (Details) (USD $)					12 Months Ended						0 Months Ended		0 Months Ended							12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Senior Credit Facility	Dec. 31, 2012 Senior Credit Facility	Dec. 31, 2013 Senior Credit Facility Option ii, X	Dec. 31, 2013 Senior Credit Facility Option ii, Z	Dec. 31, 2013 Senior Credit Facility Minimum	Dec. 31, 2013 Senior Credit Facility Minimum Option i	Dec. 31, 2013 Senior Credit Facility Maximum	Dec. 31, 2013 Senior Credit Facility Maximum Option i	Jun. 08, 2011 Senior Credit Facility August 2010 Amendment	Jun. 08, 2011 Senior Credit Facility August 2010 Amendment Maximum	Jun. 08, 2011 Senior Credit Facility June 2011 Amendment	Jun. 08, 2011 Senior Credit Facility June 2011 Amendment Maximum	May 11, 2012 Senior Credit Facility May 2012 Amendment	May 11, 2012 Senior Credit Facility May 2012 Amendment Minimum	May 11, 2012 Senior Credit Facility May 2012 Amendment Maximum	Jun. 21, 2013 Senior Credit Facility June 2013 Amendment	Jun. 21, 2013 Senior Credit Facility June 2013 Amendment Maximum	Dec. 31, 2013 2016 Convertible Senior Notes	Dec. 31, 2012 2016 Convertible Senior Notes	Jun. 15, 2011 2016 Convertible Senior Notes	Dec. 31, 2012 2012 Senior Convertible Notes	Jun. 11, 2007 2012 Senior Convertible Notes	Jun. 21, 2013 Leverage Ratio June 21, 2013 through June 30, 2014 Senior Credit Facility June 2013 Amendment Maximum	Jun. 21, 2013 Leverage Ratio July 01, 2014 through March 31, 2015 Senior Credit Facility June 2013 Amendment Maximum
Debt Instrument [Line Items]
Senior credit facility, maximum borrowing capacity												$ 450,000,000		$ 600,000,000
Reallocated term loan													150,000,000
Senior credit facility, additional commitments													200,000,000
Line of credit facility, expiration date											Aug. 10, 2015		Jun. 08, 2016
Maximum consolidated total leverage ratio (net debt to consolidated EBITDA)																1	3.75		3.75						4.25	4.00
Capitalized incremental financing costs															400,000			1,100,000
Interest rates available to the Company at its option					0.50%	1.00%		1.00%		1.75%
Cash balance threshold above which excess amount is not subject to any restriction of use or investment			40,000,000
Line of credit, commitment fee percentage							0.15%		0.30%
Line of credit facility outstanding			186,900,000	321,900,000
Weighted average interest rate on debt			2.00%	1.80%
Available borrowings under senior secured revolving credit facility			413,100,000
Fair value of outstanding borrowings			187,700,000																	252,400,000
Principal amount outstanding																				230,000,000	230,000,000	230,000,000		165,000,000
Interest rate on debt																						1.625%		2.375%
Portion of the debt proceeds that was classified as equity at the time of the offering																						43,200,000		30,600,000
Debt Instrument, Interest Rate, Effective Percentage																						5.60%		6.80%
Carrying amount of liability	205,182,000	197,672,000																		205,200,000	197,700,000
Unamortized discount																				24,800,000	32,300,000
Common stock based on initial conversion rate ratio (in shares)																				17.4092
Principal amount to be considered for conversion purpose																				1,000
Initial conversion price, per share																				$ 57.44
Maximum selling price of company's common stock																				150.00%
Principal amount of notes per average trading price																				1,000
Maximum average conversion value of the Notes																				98.00%
Earliest conversion date																				June 15, 2016
Strike price of the call transaction (in dollars per share)																				$ 57.44
Strike price of warrant transactions (in dollars per share)																				$ 70.05
Cost of call transactions																								30,400,000
Proceeds from warrant transactions																								$ 12,200,000
Bond hedge contract termination, trading day period (in days)																							100 days
Bond hedge contract termination, commencement period (in days)																							90 days